TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income from continuing operations, as reported in the consolidated statements of operations	$ (4,088)	$ (50,944)	$ 1,200
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ (1,022)	$ (13,500)	$ 318
Currency differences	(2,174)	1,709	2,545
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(5,580)	(131)	1,425
Changes in valuation allowance	11,832	6,273	(14,781)
Forfeiture of carryforward tax losses	261	929	13,549
Wavestream goodwill impairment		6,937
Exempt revenues - subsidy	(4,224)	(2,573)	(2,561)
Nondeductible expenses and other differences	2,159	1,546	1,406
Tax benefit	$ 1,252	$ 1,190	$ 1,901